Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Asset Fund
Entity Central Index Key	0000783898
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002943
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class AAA
Trading Symbol	GABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class AAA	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Asset Fund - Class AAA	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	10,000	10,000	10,000
06/17	11,505	11,790	12,207
06/18	12,754	13,484	14,192
06/19	13,474	14,889	15,915
06/20	12,629	16,007	15,837
06/21	18,204	22,537	21,622
06/22	15,717	20,143	19,657
06/23	18,103	24,090	22,454
06/24	18,998	30,006	26,051
06/25	21,566	34,555	29,865
06/26	25,998	42,268	36,029

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class AAA	10.50%	20.55%	7.39%	10.02%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,671,941,062
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 8,101,759
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,671,941,062 Number of Portfolio Holdings613 Portfolio Turnover Rate6% Management Fees$8,101,759
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABAX/
C000002942
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class C
Trading Symbol	GATCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GATCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GATCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class C	$109	2.09%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Asset Fund - Class C	The Gabelli Asset Fund - Class C (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	10,000	10,000	10,000	10,000
06/17	11,418	11,418	11,790	12,207
06/18	12,562	12,562	13,484	14,192
06/19	13,174	13,174	14,889	15,915
06/20	12,253	12,253	16,007	15,837
06/21	17,533	17,533	22,537	21,622
06/22	15,027	15,027	20,143	19,657
06/23	17,180	17,180	24,090	22,454
06/24	17,893	17,893	30,006	26,051
06/25	20,157	20,157	34,555	29,865
06/26	24,117	24,117	42,268	36,029

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class C	10.09%	19.65%	6.58%	9.20%
The Gabelli Asset Fund - Class C (includes sales charge)	9.09%	18.65%	6.58%	9.20%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,671,941,062
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 8,101,759
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,671,941,062 Number of Portfolio Holdings613 Portfolio Turnover Rate6% Management Fees$8,101,759
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GATCX/
C000034307
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class I
Trading Symbol	GABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABIX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABIX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class I	$57	1.09%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Asset Fund - Class I	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	50,000	50,000	50,000
06/17	57,665	58,950	61,035
06/18	64,081	67,421	70,959
06/19	67,868	74,446	79,574
06/20	63,769	80,037	79,184
06/21	92,156	112,685	108,110
06/22	79,764	100,717	98,283
06/23	92,104	120,448	112,268
06/24	96,906	150,030	130,256
06/25	110,239	172,775	149,326
06/26	133,230	211,338	180,146

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class I	10.65%	20.86%	7.65%	10.30%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,671,941,062
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 8,101,759
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,671,941,062 Number of Portfolio Holdings613 Portfolio Turnover Rate6% Management Fees$8,101,759
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABIX/
C000002940
Shareholder Report [Line Items]
Fund Name	The Gabelli Asset Fund
Class Name	Class A
Trading Symbol	GATAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli Asset Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GATAX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GATAX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Asset Fund - Class A	$70	1.34%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli Asset Fund outperformed its benchmarks, the S&P 500 Index and Dow Jones Industrial Average. AI again drove the largest positive returns in the market and in the Fund.  Indeed, several cyclical, industrial companies have been cast as AI plays; data center construction continues to drive demand for turbines and cooling components.   A more hawkish Fed and a cessation of hostilities in Iran led the multi-year rally in gold to take a pause with the metal down 14%.  Contributors included Caterpillar Inc., Madison Square Garden Sports, and Deere & Co. Detractors included Sony Corp, S&P Global, and LVMH.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli Asset Fund - Class A	The Gabelli Asset Fund - Class A (includes sales charge)	S&P 500 Index	Dow Jones Industrial Average (DJIA)
06/16	10,000	10,000	10,000	10,000
06/17	11,505	10,843	11,790	12,207
06/18	12,754	12,020	13,484	14,192
06/19	13,473	12,698	14,889	15,915
06/20	12,629	11,902	16,007	15,837
06/21	18,205	17,157	22,537	21,622
06/22	15,717	14,813	20,143	19,657
06/23	18,102	17,061	24,090	22,454
06/24	18,999	17,905	30,006	26,051
06/25	21,562	20,322	34,555	29,865
06/26	25,991	24,495	42,268	36,029

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli Asset Fund - Class A	10.51%	20.54%	7.38%	10.02%
The Gabelli Asset Fund - Class A (includes sales charge)	4.16%	13.61%	6.12%	9.37%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average (DJIA)	9.75%	20.64%	10.77%	13.67%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,671,941,062
Holdings Count | Holding	613
Advisory Fees Paid, Amount	$ 8,101,759
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,671,941,062 Number of Portfolio Holdings613 Portfolio Turnover Rate6% Management Fees$8,101,759
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.6%
U.S. Government Obligations	1.2%
Investment Companies	0.9%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Equipment and Supplies	11.2%
Financial Services	10.4%
Entertainment	8.4%
Machinery	8.1%
Diversified Industrial	8.1%
Food and Beverage	7.0%
Metals and Mining	4.8%
Electronics	4.3%
Other Industry sectors	37.4%
Other Assets and Liabilities (Net)	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Caterpillar Inc.	4.0%
AMETEK Inc.	3.7%
Madison Square Garden Sports Corp.	2.6%
Deere & Co.	2.5%
Berkshire Hathaway Inc.	2.0%
The Bank of New York Mellon Corp.	1.9%
ITT Inc.	1.8%
Newmont Corp.	1.8%
Crane Co.	1.7%
Sony Group Corp.	1.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GATAX/